Sales - Trade receivables - Segments - Tabular disclosure (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net trade receivables	€ 5,899	€ 5,320	€ 5,295
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net trade receivables	5,933	5,343
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net trade receivables	€ 7	€ 1